Note 18 - Leases - Maturity of Operating Lease Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2023		$ 2,484
2024		2,235
2025		824
2026		603
2027 and thereafter		3,166
Total remaining lease payments		9,312
Less imputed interest		(1,073)
Present value of lease liability		8,239	$ 3,068	$ 1,415
Operating lease liabilities	$ 2,034	2,176	985
Total non-current	$ 7,641	$ 6,063	$ 2,083